Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued salaries and other benefits	$53,492	$41,399
Accrued income and other taxes	26,503	41,329
Accrued warranty expense	3,190	2,912
Accrued interest	6,000	2,889
Accrued other liabilities	25,151	30,926
Accrued liabilities	$114,336	$119,455
The following table summarizes the changes to our accrued liability balance related to restatement charges for the years ended December 31, 2016 and 2017 (in thousands):

Restatement Related Charges
Beginning balance at January 1, 2016	$—
Additions for costs expensed, net	18,879
Reductions for payments, net	(16,667)
Ending balance at December 31, 2016	2,212
Additions for costs expensed, net	3,419
Reductions for payments, net	(5,052)
Ending balance at December 31, 2017	$579